LEASES - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) tanker	Dec. 31, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Vessels	$ 3,622,364
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Vessels	4,483,790	$ 4,517,155
Cost | Property, plant and equipment subject to operating leases
Disclosure of quantitative information about right-of-use assets [line items]
Vessels	206,100	100,100
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Vessels	(861,426)	(866,503)
Accumulated depreciation | Property, plant and equipment subject to operating leases
Disclosure of quantitative information about right-of-use assets [line items]
Vessels	$ (31,100)	$ (3,900)
LR2 Tanker
Disclosure of quantitative information about right-of-use assets [line items]
Number of assets on fixed rate time charter | tanker	4
New assets on fixed rate time charter | tanker	2
Number of vessels on fixed rate time charter with extension option | tanker	2
Extention period for fixed rate time charters	1 year